Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 1,427.9	$ 1,176.7	$ 605.6
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Discontinued operations, net	24.1	(17.1)	21.8
Depreciation expense	528.2	476.1	357.6
Settlement of warranty or other claims	(11.0)	(57.9)	0
Share-based compensation expense	50.3	53.2	47.7
Amortization of intangibles and other, net	(20.7)	(16.4)	(18.2)
Deferred income tax expense (benefit)	11.2	27.1	(13.1)
Other	15.0	6.0	(0.9)
Changes in operating assets and liabilities	(138.3)	426.4	(243.1)
Net cash provided by operating activities of continuing operations	1,886.7	2,074.1	757.4
INVESTING ACTIVITIES
Additions to property and equipment	(1,768.5)	(1,715.0)	(645.7)
Acquisition of Pride International, Inc., net of cash acquired	0	0	(2,656.0)
Purchases of short-term investments	(50.0)	(90.0)	(4.5)
Maturities of short-term investments	50.0	44.5	0
Other	6.0	3.2	5.3
Net cash used in investing activities of continuing operations	(1,762.5)	(1,757.3)	(3,300.9)
FINANCING ACTIVITIES
Cash dividends paid	(525.6)	(348.1)	(292.3)
Reduction of long-term borrowings	(47.5)	(47.5)	(213.3)
Proceeds from exercise of share options	22.3	35.8	39.9
Debt financing costs	(4.6)	0	(31.8)
Commercial paper borrowings, net	0	(125.0)	125.0
Equity financing costs	0	66.7	(70.5)
Proceeds from issuance of senior notes	0	0	2,462.8
Other	(21.7)	(17.4)	(15.7)
Net cash (used in) provided by financing activities of continuing operations	(577.1)	(435.5)	2,004.1
DISCONTINUED OPERATIONS
Operating activities	93.8	113.0	(25.2)
Investing activities	37.8	60.1	(54.6)
Net cash provided by discontinued operations	131.6	173.1	(79.8)
Effect of exchange rate changes on cash and cash equivalents	(0.2)	2.0	(0.8)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(321.5)	56.4	(620.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	487.1	430.7	1,050.7
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 165.6	$ 487.1	$ 430.7